Dispositions (Narrative) (Details) $ in Millions		12 Months Ended
	Jul. 28, 2014 restaurant	May 29, 2016 USD ($)	May 31, 2015 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets held for sale		$ 20.3	$ 32.9
Red Lobster
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of discontinued operations		$ 854.8
Discontinued Operations, Disposed of by Sale | Red Lobster
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of restaurants sold | restaurant	705
Remaining number of properties subject to contractual requirements		2 years